14. Warrants (Sept 2020 Note) (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants outstanding, beginning balance	692,034	6,000
Warrants issued	124,481
Issued in conjunction with agreement with former executive	400,000
Warrants outstanding, ending balance	1,216,515	692,034
Warrants exercisable, end of period	1,216,515	692,034
Weighted average exercise price, beginning	$ 2.88	$ 1.00
Weighted average exercise price, issued	2.41
Weighted average exercise price, Issued in conjunction with agreement with former executive	1.00
Weighted average exercise price, ending	2.21	2.88
Weighted average exercise price, exercisable	$ 2.21	$ 2.88